Financial assets at fair value through other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2022
Financial assets at fair value through other comprehensive income [abstract]
Table of debt securities FVOCI

	December 31, 2022	December 31, 2021

BCRA Liquidity Bills	468,895,259	209,779,172
Government securities	125,832,474	103,965,304
Financial assets pledged as collateral	16,699,438	8,988,656
Private securities - Corporate bonds	3,722,935	2,648,245
BCRA Internal Bills	2,125,540	—

TOTAL	617,275,646	325,381,377

Table of equity instruments FVOCI

	December 31, 2022	December 31, 2021

Banco Latinoamericano de Exportaciones S.A.	58,025	67,307
Others	2,443	2,981

TOTAL	60,468	70,288